LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases
LEASES

NOTE 4 – LEASES

On December 11, 2020, the Company entered into a five-and-a-half-year lease agreement for approximately 10,300 square feet of administrative office and laboratories space, which commenced in December 2020 at a monthly rent of approximately $10,800, increasing by 2.5% annually beginning in the second year of the lease until the end of the term. Additionally, pursuant to the agreement, the Company would pay approximately $12,000 per month in operating expenses.

Effective April 1, 2022, the Company amended its lease agreement for administrative office and laboratories to add an additional 3,053 square feet of space. The monthly cost of total expended lease space is approximately $15,260 increasing to $15,641 in 2023 and will continue to increase by 2.5% annually thereafter until the end of the term. The monthly operating expenses for the total expanded premises have increased from approximately $12,000 to $17,500 per month. The term of the lease remains unchanged. As of June 30, 2023, the remaining lease term was 3.08 years. The lease has been classified as an operating lease.

The assets and liabilities from the lease were recognized at the lease commencement date based on the present value of remaining lease payments over the lease term using the discount rate of 3.95%, which is the average commercial interest available at the time.

The total rent expense for the three and six months ended June 30, 2023 was $37,674 and $192,502, respectively (June 30, 2022 – $110,353 and $221,253, respectively).

The following table summarizes supplemental condensed consolidated balance sheet information related to the operating leases as of June 30, 2023, and December 31, 2022:

	June 30, 2023	December 31, 2022
Right-of-use assets	$1,294,442	$1,485,023

Operating lease liabilities, current	$428,789	$423,495
Operating lease liabilities, non-current	865,653	1,061,528
Total operating lease liabilities	$1,294,442	$1,485,023

As of June 30, 2023, the maturities of the lease liabilities for the periods ending December 31 are as follows:

2023	$211,747
2024	434,082
2025	444,934
2026	266,034
Total lease payments	1,356,797
Less: Present value discount	(62,355)
Total	$1,294,442

3. Leases

On December 11, 2020, the Company entered into a five-and-a-half-year lease agreement for approximately 10,300 square feet of administrative office and laboratories space, which commenced in December 2020 at a monthly rent of approximately $10,800, increasing by 2.5% annually beginning in the second year of the lease until the end of the term. Additionally, pursuant to the agreement, the Company would pay approximately $12,000 per month in operating expenses.

Effective April 1, 2022, the Company amended its lease agreement for administrative office and laboratories to add additional 3,053 square feet of space. The monthly cost of total expended lease space is approximately $15,260 increasing to $15,641 in 2023 and will continue to increase by 2.5% annually thereafter until the end of the term. The monthly operating expenses for total expanded premises have increased from approximately $12,000 to $17,500 per month. The term of the lease remains unchanged. As of December 31, 2022, the remaining lease term was 3.42 years. The lease has been classified as an operating lease.

The assets and liabilities from the lease were recognized at the lease commencement date based on the present value of remaining lease payments over the lease term using the discount rate of 3.95%, which is the average commercial interest available at the time.

The total rent expense for the years ended December 31, 2022 and 2021 was $370,945 and $118,084, respectively.

The following table summarizes supplemental balance sheet information related to the operating lease as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Right-of-use asset	$1,485,023	$1,158,776

Operating lease liabilities, current	$423,495	$277,142
Operating lease liabilities, non-current	1,061,528	881,634
Total operating lease liabilities	$1,485,023	$1,158,776

As of December 31, 2022, the maturities of the lease liabilities for years ended December 31 are as follows:

2023	$423,495
2024	434,082
2025	444,934
2026	266,034
Total lease payments	$1,568,545
Less: Present value discount	(83,522)
Total	$ 1,485,023